BUSINESS COMBINATIONS - Schedule of Goodwill Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in goodwill [abstract]
Balance at beginning of year	$ 1,105,073	$ 734,952
Additions related to new acquisitions (note 26.2)	545,147	342,553
Translation	(59,960)	25,293
Measurement period adjustment	78	2,275
Balance at end of year	$ 1,590,338	$ 1,105,073